THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON FEBRUARY 17, 2009 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON MAY 15, 2009.


                                    FORM 13F

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE
        Report for the Calendar Year or Quarter Ended: December 31, 2008
                Check here if Amendment [X]; Amendment Number: 1
                        This Amendment (Check only one):
                              [ ] is a restatement
                          [X] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:             Stark Global Opportunities Management LLC
Address: 3600 South Lake Drive
                  St. Francis, Wisconsin 53235-3716

Form 13F File Number:      28-12140

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Daniel J. McNally
Title:            General Counsel
Phone:            (414) 294-7000

Signature, Place and Date of Signing:

/s/ Daniel J. McNally   St. Francis, Wisconsin  May 18, 2009
(Signature)             (City, State)           (Date)



Report Type (Check only one):

[X] 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT: (Check here if a portion of the holding for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:   None

                              FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:              2

Form 13F Information Table Value Total:              $15,818 (thousands)

List of Other Included Managers:                     None



Column 1:                   Column 2:        Column 3:    Column 4:   Column 5:            Column 6:   Column 7:  Column 8:
Name of                     Title of         CUSIP        Value       Shrs or SH/PRN Put/  Investment  Other      Voting Authority
Issuer                      Class            Number       (x $1000)   Prn Amt        Call  Discretion  Managers   Sole Shared   None
Rohm & Haas Co.             Common           775371107     3,460       56,000  SH          Sole                    56,000
Rohm & Haas Co.             Common           775371107    12,358      200,000  SH    PUT   Sole                   200,000
